Related Party Transactions (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Feb. 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Sharebased payment options (in Shares)			300,750
Weighted average exercise price (in Dollars per share)			$ 3.76
Granted shares RSU (in Shares)			548,849	515,103
Fair value, description			The fair value of the stock options that were granted during the year ended December 31, 2023, is $593 thousand, which is expected to be recognized over a 1-4-years vesting period, and the fair value of the RSUs granted during the year ended December 31, 2023, is $2,502 thousand, which is expected to be recognized over a 1-4-years vesting period.
Fair value of stock options			$ 593,000
Restricted stock units granted			2,502,000
Total amount			401,000	$ 401,000
Term of employment		5 years
Vesting options (in Shares)	814,272
Company accrued service			0	142,000
Recorded expense			289
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Total amount	$ 3,396,000		1,545,000
Executive [Member]
Related Party Transaction [Line Items]
Accrued bonuses payments			$ 0	$ 532,000
Options [Member]
Related Party Transaction [Line Items]
Sharebased payment options (in Shares)				239,610	321,777
Weighted Average [Member]
Related Party Transaction [Line Items]
Weighted average exercise price (in Dollars per share)				$ 6.28	$ 1.04